Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	€ 20,250	€ 22,631	€ 24,568	€ 24,586
Market value
Disclosure of detailed information about borrowings [line items]
Total debt	11,024	10,500	16,370
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	20,314	22,703	24,647
Total debt at redemption	€ 10,047	€ 8,862	€ 15,186